UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  666 5th Avenue, 35th Floor
          New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, November 14, 2011

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   25
                                                ---------------

Form 13F Information Table Value Total:             $137,257
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                  TITLE OF              VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER
  NAME OF ISSUER                    CLASS    CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
  --------------                    -----    -----     --------  -------    ---   ----  ----------  --------   ----    ------   ----
AETNA INC                            COM     00817Y108   6,948     191,192  S/H         OTHER          1        -      191,192   -
AMPIO PHARMACEUTICALS INC            COM     03209T109      39       5,809  S/H         OTHER          1        -        5,809   -
ASSISTED LIVING CONCEPTS INC        CL A     04544X300   1,845     145,614  S/H         OTHER          1        -      145,614   -
BIOMARIN PHARMACEUTICA COM           COM     09061G101   7,390     231,876  S/H         OTHER          1        -      231,876   -
CADENCE PHARMACEUTICALS              COM     12738T100     431       1,550  S/H   PUT   OTHER          1        -        1,550   -
CIGNA CORP COM                       COM     125509109   4,775     113,858  S/H         OTHER          1        -      113,858   -
COMMUNITY HEALTH SYSTEMS             COM     203668108   5,837     350,806  S/H         OTHER          1        -      350,806   -
COVENTRY HEALTH CARE INC             COM     222862104   4,532     157,302  S/H         OTHER          1        -      157,302   -
CUTERA INC                           COM     232109108     812     114,068  S/H         OTHER          1        -      114,068   -
ECHO THERAPEUTICS INC              COM NEW   421924309     102      35,000  S/H         OTHER          1        -       35,000   -
HCA HOLDINGS INC                     COM     40412C101  17,640     874,997  S/H         OTHER          1        -      874,997   -
HEALTH MGMT ASSOC INC CL A          CL A     421933102  11,709   1,692,067  S/H         OTHER          1        -    1,692,067   -
HEALTHSOUTH CORP                     COM     421924309  19,832   1,328,347  S/H         OTHER          1        -    1,328,347   -
LIFEPOINT HOSPITALS COM              COM     53219L109   6,699     182,821  S/H         OTHER          1        -      182,821   -
MELA SCIENCES                        COM     55277R100     332      75,000  S/H         OTHER          1        -       75,000   -
MYLAN LABORATORIES INC               COM     628530107   7,729     454,936  S/H         OTHER          1        -      454,936   -
ONCOTHYREON INC                      COM     682324108     299      50,000  S/H         OTHER          1        -       50,000   -
ORCHID CELLMARK INC                  COM     68573C107  10,515   3,923,498  S/H         OTHER          1        -    3,923,498   -
RTI BIOLOGICS INC                    COM     74975N105     653     198,423  S/H         OTHER          1        -      198,423   -
SANOFI-AVENTIS                       ADR     80105N105   5,713     174,178  S/H         OTHER          1        -      174,178   -
SERVICE CORPORATION INTERNATIONAL    COM     817565104   1,185     129,413  S/H         OTHER          1        -      129,413   -
STEWART ENTERPRISES INC             CL A     860370105   3,518     591,187  S/H         OTHER          1        -      591,187   -
TEVA PHARM ADR                       ADR     881624209   9,762     262,287  S/H         OTHER          1        -      262,287   -
UNITED THERAPEUTICS CORP             COM     91307C102   5,249     140,000  S/H         OTHER          1        -      140,000   -
ZIMMER HLDGS                         COM     98956P102   3,711      69,389  S/H         OTHER          1        -       69,389   -